Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Cameco Corporation
Entity Central Index Key	0001009001
Entity Address, Address Line One	2121 – 11th Street West
Entity Address City or Town	Saskatoon
Entity Address State Or Province	SK
Entity Address, Postal Zip Code	S7M 1J3
Entity Address Country	CA
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	395,797,732
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes